Condensed Unconsolidated Financial Information - Summary of Composition of Borrowings (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current	$ 2,604,280,835	$ 1,277,054,290
Current	1,759,598,408	3,061,974,070
Borrowings	4,363,879,243	4,339,028,360
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,012,118,191	980,325,932
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Non-current	1,128,759,400	1,144,716,538
Current	1,222,164,672	1,391,402,945
Borrowings	2,350,924,072	2,536,119,483
Loma Negra C.I.A.S.A. [member] | In US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,792,409,606	1,807,253,815
Loma Negra C.I.A.S.A. [member] | In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 558,514,466	$ 728,865,668